Award Timing Disclosure	12 Months Ended
Mar. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Currently we do not grant stock options or stock appreciation rights, and only grant RSUs and PSUs, which are generally approved every March following a scheduled meeting of our Board (with PSUs granted in May), except in cases of new hire grants and grants for promotions and compensation increases. As noted elsewhere in this proxy statement, the MDCC determined that it would grant LTI for fiscal year 2025 solely in the form of time-based RSUs due to the Separation. Thus the portion of fiscal year 2025 grants usually made in the form of PSUs in May were granted at the time RSUs ordinarily are, and as a result appear on the Summary Compensation Table for fiscal year 2024. We do not grant stock options or stock appreciation rights in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, nor do we time the public release of such information based on stock option grant dates. In addition, we do not grant stock options or stock appreciation rights during periods in which there is material nonpublic information about our Company, including at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Method	Currently we do not grant stock options or stock appreciation rights, and only grant RSUs and PSUs, which are generally approved every March following a scheduled meeting of our Board (with PSUs granted in May), except in cases of new hire grants and grants for promotions and compensation increases. As noted elsewhere in this proxy statement, the MDCC determined that it would grant LTI for fiscal year 2025 solely in the form of time-based RSUs due to the Separation. Thus the portion of fiscal year 2025 grants usually made in the form of PSUs in May were granted at the time RSUs ordinarily are, and as a result appear on the Summary Compensation Table for fiscal year 2024.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant stock options or stock appreciation rights in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, nor do we time the public release of such information based on stock option grant dates. In addition, we do not grant stock options or stock appreciation rights during periods in which there is material nonpublic information about our Company, including at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false